LOAN RECEIVABLE	12 Months Ended
Mar. 31, 2013
Notes, Loans and Financing Receivable, Net, Current [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
8.	LOAN RECEIVABLE
The balance represents the loan receivable to a supplier which is interest free and repayable by March 20, 2016.